Stock Option Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%	25.00%
Options granted expiry date	Ten years	Ten years
Subordinate voting shares available to be granted	10,814,828	10,814,828
Subordinate voting shares available to be granted, increase during the year	5,000,000
Stock option pre-IPO plan, exercisable term	Ten years	Ten years
Description of option pricing model, share options granted	Black-Scholes option-pricing model	Black-Scholes option-pricing model
Share based compensation expense	$ 11.1	$ 8.5
Unrecognized compensation cost related to unvested share-based payments	15.1	12.2
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	$ 11.1	$ 8.5